CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)
Current Assets
Cash and cash equivalents	¥ 3,245	$ 489	¥ 3,575
Restricted cash (note 13)	0	0	21,181
Due from related parties (note 3)	55,940	8,429	0
Advances to suppliers (note 5)	5,298	798	4,585
Inventories (note 6)	1,223	184	624
Other current assets (note 7)	1,326	200	1,689
Current assets of discontinued operations (note 4)	22,027	3,319	446,449
Total current assets	89,059	13,419	478,103
Land use rights, net (note 8)	13,851	2,087	14,399
Plant and equipment, net (note 9)	144,832	21,822	152,059
Long-term investments (note 10)	18,721	2,821	18,721
Acquired intangible assets, net (note 11)	15,739	2,371	21,892
Other assets (note 12)	4,196	632	1,683
Non-current assets of discontinued operations (note 4)	37,742	5,687	193,769
Total assets (including amounts of the consolidated VIEs without recourse to the Company of RMB871,395 and RMB312,578 as of September 30, 2016 and 2017, respectively)	324,140	48,839	880,626
Current liabilities
Short-term borrowings (note 13)	15,000	2,260	105,000
Current portion of long-term borrowings (note 13)	35,504	5,349	27,057
Accounts payable	1,454	219	1,290
Due to related parties (note 3)	11,592	1,747	12,601
Notes payable (note 14)	8,335	1,256	0
Other payables and accrued expenses (note 15)	31,178	4,698	39,395
Current liabilities of discontinued operations (note 4)	31,041	4,677	429,159
Total current liabilities	134,104	20,206	614,502
Long-term borrowings (note 13)	56,769	8,553	20,000
Other long-term liability (note 16)	20,468	3,084	19,427
Non-current liabilities of discontinued operations (note 4)	0	0	8,080
Total liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB641,419 and RMB200,687 as of September 30, 2016 and 2017, respectively)	211,341	31,843	662,009
Commitments and contingencies (note 23)
Shareholders’ equity:
Preferred stock (no par value; 1,000,000 shares authorized, none issued)	0	0	0
Common stock (no par value; 60,000,000 shares authorized, 24,151,163 and 24,634,503 shares issued as of September 30, 2016 and 2017; 22,873,541 and 23,856,881 shares outstanding as of September 30, 2016 and 2017, respectively)	0	0	0
Additional paid-in capital	411,981	62,074	411,296
Accumulated deficit	(258,060)	(38,883)	(182,386)
Treasury stock at cost (1,277,622 and 777,622 shares as of September 30, 2016 and 2017, respectively) (note 18)	(22,791)	(3,434)	(37,445)
Accumulated other comprehensive loss	(18,821)	(2,835)	(11,177)
Total Origin Agritech Limited shareholders’ equity	112,309	16,922	180,288
Non-controlling interests	490	74	38,329
Total equity	112,799	16,996	218,617
Total liabilities and equity	¥ 324,140	$ 48,839	¥ 880,626